Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares
Diluted weighted average shares outstanding (in Shares)	4,388,829	20,655,000	4,840,421	20,655,000	8,961,092	18,677,398
Diluted net loss per share	$ (0.04)	$ (0.14)	$ (0.12)	$ (0.21)	$ (0.10)	$ (0.34)
Class B Ordinary Shares
Diluted weighted average shares outstanding (in Shares)	6,161,172	6,666,667	6,412,523	6,666,667	6,482,052	6,666,667
Diluted net loss per share	$ (0.04)	$ (0.14)	$ (0.12)	$ (0.21)	$ (0.10)	$ (0.34)